PARAMETRIC EMERGING MARKETS FUND

PARAMETRIC INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated June 1, 2018

Effective May 1, 2019, the portfolio managers of each Fund will be Paul Bouchey, Thomas Seto and Jennifer Sireklove. Mr. Seto has been portfolio manager of Parametric Emerging Markets Fund since March 2007 and of Parametric International Equity Fund since its inception in April 2010. Mr. Bouchey has been a portfolio manager of Parametric International Equity Fund since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center. Mr. Bouchey is currently Chief Investment Officer at Parametric’s Seattle Investment Center. Effective May 1, 2019, Ms. Sireklove will be Managing Director, Investment Strategy. Each of Messrs. Bouchey and Seto and Ms. Sireklove have been employees of Parametric for more than five years, and Messrs. Bouchey and Seto currently manage other Eaton Vance funds.

January 24, 2019	31120 1.24.19

PARAMETRIC COMMODITY STRATEGY FUND

Supplement to Prospectus dated May 1, 2018

Effective May 1, 2019, the portfolio managers of the Fund will be Thomas Seto and Gregory J. Liebl.

January 24, 2019	31123 1.24.19

PARAMETRIC DIVIDEND INCOME FUND

Supplement to Prospectus dated July 1, 2018

Effective May 1, 2019, the portfolio managers of the Fund will be Thomas Seto and Alexander Paulsen.

January 24, 2019	31124 1.24.19

PARAMETRIC TAX-MANAGED INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated March 1, 2018

Effective May 1, 2019, the portfolio managers of the Fund will be Paul Bouchey, Thomas Seto and Jennifer Sireklove. Mr. Seto has been portfolio manager since May 2012 and Mr. Bouchey has been a portfolio manager since June 2014. Mr. Seto is currently Head of Investment Management at Parametric’s Seattle Investment Center. Mr. Bouchey is currently Chief Investment Officer at Parametric’s Seattle Investment Center. Effective May 1, 2019, Ms. Sireklove will be Managing Director, Investment Strategy. Each of Messrs. Bouchey and Seto and Ms. Sireklove have been employees of Parametric for more than five years, and Messrs. Bouchey and Seto currently manage other Eaton Vance funds.

January 24, 2019	31121 1.24.19